Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	March 31, 2014	December 31, 2013
Senior Secured Term Loan Facility	$290.3	$291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.4	0.4
Unamortized original issue discount	(0.5)	(0.6)

	690.4	691.1
Less:
Current maturities	3.2	3.2

Long-term debt	$687.2	$687.9

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on March 31, 2014 (in millions).

Remainder of 2014	$2.4
2015	3.2
2016	3.1
2017	282.2
2018	—
Thereafter	400.0

$690.9

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). During the three months ended March 31, 2014 and 2013, less than $0.1 million and $0.3 million, respectively, of interest was capitalized.

	Three Months Ended March 31,
	2014	2013
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.0
Senior Notes	8.6	8.6
Other	0.4	0.1
Unrealized foreign exchange losses	5.2	—
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.3	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1

Total interest expense	19.0	13.5
Interest income	—	—

Interest expense, net	$19.0	$13.5